Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis [Line Items]
Marketable debt security	$ 40,835,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis [Line Items]
Marketable debt security
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis [Line Items]
Marketable debt security	40,835,000
Significant Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial asset carried at fair value on a recurring basis [Line Items]
Marketable debt security